GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA
NOTE 14:-	GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:
The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.
The following table presents total revenues and property and equipment, net for the years ended December 31, 2020, 2019 and 2018, by geographic area:

1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2020	2019	2018 *)

Americas	$929.8	$912.7	$892.4
Europe, Middle East and Africa	891.4	849.9	809.0
Asia Pacific	243.7	232.2	215.1

	$2,064.9	$1,994.8	$1,916.5

*)
Starting 2019, Middle East and Africa are part of the “Europe Middle East and Africa” region, while before it was part of “Asia Pacific, Middle East and Africa” region. 2018 figures were reclassified to present the updated revenue distribution by geography.

2.	Property and equipment, net:

	December 31,
	2020	2019

Israel	$76.8	$77.4
U.S.	5.4	5.8
Rest of the world	5.9	4.5

	$88.1	$87.7

b.	Summary information about product lines:
The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2020, 2019 and 2018 by product lines:

	Year ended December 31,
	2020	2019	2018

Product and licenses:
Network security Gateways	$472.4	$455.9	$468.5
Other *)	41.2	54.9	57.1

	513.6	510.8	525.6
Security subscriptions	671.1	610.3	542.3
Software updates and maintenance	880.2	873.7	848.6

Total revenues	$2,064.9	$1,994.8	$1,916.5

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10 % of products and licenses revenues.

c.	Financial income, net:

	Year ended December 31,
	2020	2019	2018

Financial income:
Interest income	$78.2	$93.3	$88.5

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	9.4	2.0	13.6
Realized loss (gain) on sale of marketable securities, net	(4.5)	(0.7)	1.8
Foreign currency re-measurement loss	4.5	8.9	5.7
Others	2.2	2.5	2.3

	11.6	12.7	23.4

	$66.6	$80.6	$65.1